Note 13 - Government Grants and Subsidy (Details Textual) - CAD ($)	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Statement Line Items [Line Items]
Government grants	$ 223,326	$ 119,638
Current grants receivables		$ 22,276	$ 110,000
Ontario Interactive Digital Media Tax Credit	904,940
Proceeds from canada emergency wage subsidy	$ 78,287
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Minimum threshold for the revenue of a period of three years for a grant liability to occur	15.00%